INTANGIBLE ASSETS - Net Amounts (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Net intangible assets	$ 16,509	$ 14,521
Cost
Disclosure of detailed information about intangible assets [line items]
Net intangible assets	20,338	17,739	$ 18,622
Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Net intangible assets	$ (3,829)	$ (3,218)	$ (2,777)